Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plans
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (65,506)	$ (62,521)	$ (64,852)
Net prior service credit (cost)	(202)	0	0
Deferred income taxes assets (liabilities)	816	1,180	1,620
Net amount recognized in accumulated other comprehensive loss	(64,892)	(61,341)	(63,232)
Expense component
Service cost	0	0	0
Interest cost	4,971	5,361	5,781
Expected return on plan assets	(8,720)	(8,199)	(8,943)
Amortization of net actuarial (gains) losses	2,106	2,238	1,702
Amortization of prior service (credit) loss	0	0	0
(Gain) loss on settlement	1,757	1,232	0
Defined benefit (income) expense	114	632	(1,460)
Defined contribution expense	7,442	6,521	6,606
Total benefit (income) expense	7,556	7,153	5,146
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	(5,987)	1,472	(19,956)
Amortization of net actuarial (gains) losses	2,106	2,247	1,702
Amortization of prior service (credit) cost	0	0	0
Change in deferred taxes	(298)	(595)	1,315
Foreign exchange adjustment	840	(1,233)	38
Total changes recognized in other comprehensive income (loss)	(3,551)	1,891	(16,901)
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes	(12,946)	(27,150)	(31,959)
Net prior service credit (cost)	(6,397)	(6,436)	(5,678)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive loss	(19,343)	(33,586)	(37,637)
Expense component
Service cost	63	64	118
Interest cost	4,305	4,703	4,792
Expected return on plan assets	0	0	0
Amortization of net actuarial (gains) losses	2,615	3,514	2,731
Amortization of prior service (credit) loss	39	(759)	(6,343)
(Gain) loss on settlement	0	0	0
Defined benefit (income) expense	7,022	7,522	1,298
Defined contribution expense	0	0	0
Total benefit (income) expense	7,022	7,522	1,298
Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	11,589	1,296	(5,911)
Amortization of net actuarial (gains) losses	2,615	3,514	2,731
Amortization of prior service (credit) cost	39	(759)	(6,343)
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 14,243	$ 4,051	$ (9,523)